UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
 (Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
 (Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
  (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2017 (Unaudited)
YCG Enhanced Fund
	Shares	Value
COMMON STOCKS - 89.18%
Banks - 4.79%
Wells Fargo & Co.	124,724	$6,369,655

Beverages - 7.96%
Coca-Cola Co.	41,047	1,869,691
PepsiCo., Inc.	75,379	8,723,611
		10,593,302
Capital Markets - 9.77%
Moody's Corp.	21,500	2,881,645
MSCI, Inc.	57,630	6,604,974
The Charles Schwab Corp.	88,200	3,519,180
		13,005,799
Food & Staples Retailing - 1.75%
CVS Health Corp.	30,155	2,332,188

Food Products - 6.03%
Nestle SA - ADR	77,826	6,596,531
The Hershey Co.	13,552	1,421,876
		8,018,407
Health Care Providers & Services - 3.04%
Express Scripts Holding Co. (a)	64,460	4,049,377

Household Products - 10.97%
Colgate-Palmolive Co.	129,207	9,256,390
Procter & Gamble Co. (b)	57,834	5,336,343
		14,592,733
Insurance - 4.97%
Aon PLC	47,508	6,611,213

Internet Software & Services - 2.91%
Alphabet, Inc. - Class C (a)	4,114	3,864,404

IT Services - 8.65%
MasterCard, Inc. - Class A	61,780	8,235,274
Western Union Co.	173,342	3,279,631
		11,514,905
Media - 4.31%
Discovery Communications, Inc. - Class C (a)	98,009	2,059,169
The Walt Disney Co.	14,382	1,455,458
Twenty-First Century Fox, Inc. - Class A	80,555	2,222,513
		5,737,140
Personal Products - 9.62%
L'Oreal SA - ADR	154,737	6,545,375
The Estee Lauder Companies, Inc.	14,593	1,561,305
Unilever NV - ADR	78,885	4,693,658
		12,800,338
Professional Services - 2.39%
Verisk Analytics, Inc. (a)	39,234	3,179,916

Real Estate Management & Development - 2.05%
CBRE Group, Inc. - Class A (a)	75,724	2,732,122

Software - 2.05%
Microsoft Corp.	36,513	2,730,077

Textiles, Apparel & Luxury Goods - 7.92%
Cie Financiere Richemont SA - ADR	584,760	5,195,592
NIKE, Inc. - Class B	101,101	5,339,144
		10,534,736
TOTAL COMMON STOCKS (Cost $92,343,122)		118,666,312

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 8.97%
U.S. Treasury Bills - 8.97%
0.000%, 10/12/2017 (a)	$402,000	401,522
0.000%, 11/24/2017 (a)	450,000	448,990
0.000%, 11/30/2017 (a)	64,000	63,842
0.000%, 01/04/2018 (a)	632,000	629,748
0.000%, 01/11/2018 (a)	515,000	513,131
0.000%, 01/25/2018 (a)	160,000	159,340
0.000%, 02/01/2018 (a)	964,000	959,744
0.000%, 02/08/2018 (a)	5,190,000	5,166,068
0.000%, 02/22/2018 (a)	3,620,000	3,601,716
TOTAL SHORT-TERM INVESTMENTS (Cost $11,943,285)		11,944,101

Total Investments (Cost $104,286,407) - 98.15%		130,610,413
Other Assets in Excess of Liabilities - 1.85%		2,457,231
TOTAL NET ASSETS - 100.00%		$133,067,644

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	A portion of this security is pledged as collateral on options written. As of August 31, 2017, the value of collateral is $2,768,100.

Schedule of Options Written
August 31, 2017 (Unaudited)
YCG Enhanced Fund
	Contracts	Notional Amount	Value
PUT OPTIONS
Alphabet, Inc. - Class C
Expiration: September 2017; Exercise Price: $920.00	9	$828,000	$4,050
Expiration: September 2017; Exercise Price: $970.00	11	1,067,000	34,925
Expiration: October 2017; Exercise Price: $915.00	4	366,000	5,168
Expiration: November 2017; Exercise Price: $920.00	6	552,000	15,480
Expiration: November 2017; Exercise Price: $925.00	9	832,500	25,335
CBRE Group, Inc. - Class A
Expiration: September 2017; Exercise Price: $35.00	216	756,000	4,320
Expiration: September 2017; Exercise Price: $36.00	364	1,310,400	16,380
Expiration: October 2017; Exercise Price: $36.00	164	590,400	15,580
Discovery Communications, Inc. - Class C
Expiration: September 2017; Exercise Price: $22.50	105	236,250	16,012
NIKE, Inc. - Class B
Expiration: October 2017; Exercise Price: $55.00	238	1,309,000	73,542
Expiration: October 2017; Exercise Price: $60.00	108	648,000	78,300
The Charles Schwab Corp.
Expiration: September 2017; Exercise Price: $40.00	173	692,000	12,975
Expiration: October 2017; Exercise Price: $40.00	292	1,168,000	40,880
The Estee Lauder Companies, Inc.
Expiration: October 2017; Exercise Price: $97.50	92	897,000	5,980

The Walt Disney Co.
Expiration: October 2017; Exercise Price: $100.00	48	480,000	8,352
Expiration: October 2017; Exercise Price: $110.00	38	418,000	33,174
Twenty-First Century Fox, Inc. - Class A
Expiration: October 2017; Exercise Price: $28.00	124	347,200	14,880
Expiration: November 2017; Exercise Price: $27.00	49	132,300	5,023
Verisk Analytics, Inc.
Expiration: September 2017; Exercise Price: $85.00	223	1,895,500	86,970
Total Options Written (Premiums received $525,487)			$497,326

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

	Investments	Options Written	Total Portfolio
Tax cost**	$104,286,407	$(525,487)	$103,760,920
Gross unrealized appreciation	27,886,559	125,072	28,011,631
Gross unrealized depreciation	(1,562,553)	(96,911)	(1,659,464)
Net unrealized appreciation	$26,324,006	$28,161	$26,352,167

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

**Tax costs represents tax cost on investments, net of premiums on options written.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$118,666,312	$-	$-	$118,666,312
Short-Term Investments	-	11,944,101	-	11,944,101
Total Investments in Securities	$118,666,312	$11,944,101	$-	$130,610,413
Liabilities
Other Financial Instruments**
Options Written	$497,326	$-	$-	$497,326

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period. There were no transfers between levels during the period. It is the Fund's policy to recognize transfers between levels as of the end of the reporting period.

Derivative Instruments and Hedging Activities

The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of August 31, 2017, the Fund held securities with a value of $2,768,100 and cash of $3,484,541 as collateral for options written.  During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of August 31, 2017:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$497,326

The average monthly market value of options written during the period ended August 31, 2017 was $415,262.

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      YCG Funds

By (Signature and Title)  /s/ Brian Yacktman
                                            Brian Yacktman, President (Principal Executive Officer)

Date  October 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian Yacktman
                                         Brian Yacktman, President (Principal Executive Officer)

Date  October 4, 2017

By (Signature and Title)  /s/ William Kruger
                                            William Kruger, Treasurer (Principal Financial Officer)

Date  October 4, 2017

* Print the name and title of each signing officer under his or her signature.